FINANCIAL EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2014
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL LOSS (INCOME)
NOTE 11:-	FINANCIAL EXPENSE (INCOME), NET

	Year ended December 31,
	2014	2013	2012

Financial income:
Interest income on short-term deposits	$(111)	$(146)	$(39)
Foreign currency adjustments gains and other	(3)	-	(33)
Revaluation of warrants related to share purchase agreement	(79)	(55)	-

Total financial income:	(193)	(201)	(72)
Financial expenses:
Bank and interest expenses	39	15	31
Foreign currency adjustments losses	408	6	-
Revaluation of warrants related to share purchase agreement	-	-	635
Interest on convertible debenture	-	-	288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	-	-	1,547
Foreign exchange futures transactions and others	5	3	-

Total financial expenses:	452	24	2,501

Financial expense (income), net	$259	$(177)	$2,429